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THE HARTFORD

May 2, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                   See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 15, 2011.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist

EXHIBIT A

Hartford Life Insurance Company Separate Account VL II:

333-148814	Hartford Leaders VUL Liberty (Series II)
333-148817	Hartford Leaders VUL Legacy (Series I and II)
333-155096	Hartford Leaders VUL Joint Legacy II (Series II)

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-148816	Hartford Leaders VUL Liberty (Series II)
333-148815	Hartford Leaders VUL Legacy (Series II)
333-155092	Hartford Leaders VUL Joint Legacy II (Series II)